TRADE AND OTHER PAYABLES - Schedule of Trade and Other Payables (Details) - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Trade payables:
Amount due to third parties		$ 1,085,107	$ 2,673,054
Other payables:
Accrued payroll and pension		1,266,390	3,054,727
Accrued operating expenses		666,124	500,240
Loan from a third party	[1]	38,256	506,191
GST payables		467,576	1,716,568
Provision for taxation		158,455	181,756
Unpaid consideration for acquisition of subsidiaries		527,851	1,452,746
Amount due to directors of subsidiaries	[2]	50,823	361,633
Others		312,069	390,610
Total trade and other payables		$ 4,572,651	$ 10,837,525

[1]	The balance as of June 30, 2026 represents a loan from a third party amounting to MYR155,706 equaling $38,256 which is interest-free per annum and repayable on demand.
[2]	The amount represents non-trade balances that are unsecured, interest-free and repayable on demand.